UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
4400 Biscayne Blvd., 9th Floor
Miami, FL 33137
(Name and address of agent for service)

Registrant’s telephone number, including area code:         1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2017 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 23.6%

	REAL ESTATE INVESTMENT TRUSTS — 3.8%
2,224,600	Seritage Growth Properties (a)	$103,399,408

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.0%
23,136,502	The St. Joe Co. (a)(b)(c)	382,909,108

	RETAIL DEPARTMENT STORES — 4.2%
14,497,773	Sears Holdings Corp. (a)(b)(c)(d)	111,052,941
640,300	Sears Hometown and Outlet Stores, Inc. (b)	2,369,110

		113,422,051

	RETAILER — 1.6%
2,415,527	Lands’ End, Inc. (a)(b)	44,808,026

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,651,390,627)		644,538,593

	FOREIGN EQUITY SECURITIES — 1.8%

	CANADA — 1.8%

	METALS & MINING — 1.3%
7,152,813	Imperial Metals Corp. (a)(b)	34,304,635

	RETAIL DEPARTMENT STORES — 0.5%
10,075,672	Sears Canada, Inc. (a)(b)	13,602,157

TOTAL FOREIGN EQUITY SECURITIES (COST $152,946,738)		47,906,792

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 37.9%

	MORTGAGE FINANCE — 37.9%
	Federal Home Loan Mortgage Corp.
47,286,548	7.875%,Series Z (b)(e)	$368,835,074
5,750,575	5.570%,Series V (b)	37,551,255
2,726,100	6.550%,Series Y (b)	17,992,260
1,614,250	0.680%,Series M (b)(e)	16,788,200
1,308,929	1.451%,Series B (b)(e)	14,267,326
1,119,600	5.100%,Series H (b)	13,995,000
519,142	1.680%,Series L (b)(e)	5,632,691
450,000	5.900%,Series U (b)	2,992,500
437,340	5.660%,Series W (b)	2,820,843
200,000	5.000%,Series F (b)	2,458,000
	Federal National Mortgage Association
54,552,719	7.750%,Series S (b)(e)	450,059,932
4,037,543	7.000%,Series O (b)(e)	55,516,216
3,558,097	4.500%,Series P (b)(e)	23,661,345
1,557,500	6.750%,Series Q (b)	11,447,625
1,500,000	7.625%,Series R (b)	10,815,000
256,000	0.570%,Series G (b)(e)	3,187,200

		1,038,020,467

	RETAIL DEPARTMENT STORES — 0.0%
15,405	Sears Roebuck Acceptance Corp. 7.400% (a)(c)(d)	144,653

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $645,853,173)		1,038,165,120

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

Shares		Value

	WARRANTS — 0.0%

	RETAIL DEPARTMENT STORES — 0.0%
222,319	Sears Holdings Corp.,
	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(d)(f)	$680,296

TOTAL WARRANTS (COST $3,947,990)		680,296

Principal

	DOMESTIC CORPORATE BONDS — 14.6%

	CONSUMER SERVICES — 2.3%
$ 64,650,000	Monitronics International, Inc. 9.125%, 04/01/2020	64,165,125

	OIL & GAS DRILLING — 2.5%
74,828,000	Atwood Oceanics, Inc. 6.500%, 02/01/2020	67,584,650

	RETAIL DEPARTMENT STORES — 4.9%
	Sears Holdings Corp.
7,715,000	6.625%, 10/15/2018 (a)(c)(d)	7,161,063
143,408,000	8.000%, 12/15/2019 (a)(c)(d)	122,312,683
	Sears Roebuck Acceptance Corp.
823,000	6.875%, 10/15/2017 (a)(c)(d)	777,077
6,886,000	7.500%, 10/15/2027 (a)(c)(d)	3,167,560

		133,418,383

	TELECOMMUNICATION SERVICES — 4.9%
144,760,000	Intelsat Jackson Holdings S.A.
	7.250%, 10/15/2020	134,626,800

TOTAL DOMESTIC CORPORATE BONDS (COST $395,567,299)		399,794,958

Principal		Value

	FOREIGN CORPORATE BONDS — 5.4%

	CANADA — 5.4%

	METALS & MINING — 5.4%
$156,780,000	Imperial Metals Corp. 7.000%, 03/15/2019 (a)(g)	$148,941,000

TOTAL FOREIGN CORPORATE BONDS (COST $150,858,737)		148,941,000

	COMMERCIAL PAPER — 13.3%

	AUTOMOTIVE RETAIL — 4.1%
	AutoNation, Inc.
15,000,000	1.200%, 03/01/2017 (g)(h)	14,999,494
50,000,000	1.200%, 03/03/2017 (g)(h)	49,994,929
48,200,000	1.200%, 03/07/2017 (g)(h)	48,188,566

		113,182,989

	FOOD PRODUCTS — 1.7%
	Kraft Heinz Co.
10,000,000	1.011%, 03/03/2017 (g)(h)	9,998,986
24,000,000	1.000%, 03/07/2017 (g)(h)	23,994,307
12,250,000	1.011%, 03/21/2017 (g)(h)	12,241,196

		46,234,489

	HOUSEHOLD PRODUCTS — 0.3%
8,000,000	Newell Rubbermaid, Inc. 1.060%, 03/02/2017 (g)(h)	7,999,459

	LODGING — 1.1%
	Wyndham Worldwide Co.
12,000,000	1.150%, 03/06/2017 (g)(h)	11,997,562
3,000,000	1.150%, 03/07/2017 (g)(h)	2,999,288
10,000,000	1.201%, 03/09/2017 (g)(h)	9,996,945
5,000,000	1.300%, 03/10/2017 (g)(h)	4,998,301

		29,992,096

	OIL & GAS STORAGE & TRANSPORTATION — 1.1%
30,000,000	Energy Transfer Partners 1.652%, 03/01/2017 (g)(h)	29,998,987

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 13.3%

	OIL & NATURAL GAS EXPLORATION — 4.2%
	Canadian Natural Resources Ltd.
$40,000,000	1.191%, 03/02/2017 (g)(h)	$39,997,520
20,000,000	1.140%, 03/03/2017 (g)(h)	19,998,140
27,000,000	1.190%, 03/06/2017 (g)(h)	26,994,965
16,500,000	1.190%, 03/09/2017 (g)(h)	16,495,372
10,000,000	1.251%, 03/20/2017 (g)(h)	9,993,717

		113,479,714

	WIRELESS TELECOMMUNICATION SERVICES — 0.8%
22,600,000	Bell Canada
	0.950%, 03/01/2017 (g)(h)	22,599,425

TOTAL COMMERCIAL PAPER (COST $363,500,494)		363,487,159

	U.S. GOVERNMENT OBLIGATIONS — 1.8%
50,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	50,001,600

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,991,662)		50,001,600

Shares		Value

	MONEY MARKET FUNDS — 0.6%
15,019,843	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.40% (i)	$15,019,843

TOTAL MONEY MARKET FUNDS (COST $15,019,843)		15,019,843

TOTAL INVESTMENTS — 99.0% (COST $3,429,076,563)		2,708,535,361
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%	28,225,621

NET ASSETS — 100.0%		$2,736,760,982

(a)	Affiliated Company. See Note 3.
(b)	Non-income producing security.
(c)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $628,205,381, which represents 22.95% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Shares/ Principal Amount	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2017 Carrying Value Per Unit
$7,715,000	Sears Holdings Corp., 6.625%	09/10/2015-10/30/2015	$7,757,214	$92.82
$143,408,000	Sears Holdings Corp., 8.000%	09/10/2015-10/30/2015	$144,784,138	$85.29
14,497,773	Sears Holdings Corp. Common Stock	09/19/2005-12/11/2015	$881,679,980	$7.66
222,319	Sears Holdings Corp., Strike Price $25.686	09/10/2015-10/20/2015	$3,947,990	$3.06
$6,886,000	Sears Roebuck Acceptance Corp., 7.500%	09/08/2015-09/23/2015	$5,138,365	$46.00
$823,000	Sears Roebuck Acceptance Corp., 6.875%	09/23/2015-09/29/2015	$796,978	$94.42
15,405	Sears Roebuck Acceptance Corp., 7.400% Preferred Stock	09/08/2015-09/24/2015	$253,311	$9.39
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$16.55

(d)	Security is deemed an illiquid security under Rule 144.
(e)	Variable rate security. Rates shown are the effective rates as of February 28, 2017.
(f)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.

(g)

Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $512,428,159, which represents 18.72% of The Fairholme Fund’s net assets.

(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of February 28, 2017.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2017 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 6.3%

	REAL ESTATE INVESTMENT TRUSTS — 6.3%
375,100	Seritage Growth Properties	$17,434,648

TOTAL DOMESTIC EQUITY SECURITIES (COST $14,497,551)		17,434,648

	DOMESTIC PREFERRED EQUITY SECURITIES — 22.9%

	CONSUMER FINANCE — 4.0%
428,500	GMAC Capital Trust I, Inc. 6.824%, Series 2 (a)	11,021,020

	MORTGAGE FINANCE — 16.6%
	Federal Home Loan Mortgage Corp.
1,200,000	7.875%, Series Z (a)(b)	9,360,000
1,029,724	6.550%, Series Y (b)	6,796,178
396,000	5.100%, Series H (b)	4,950,000
98,355	6.000%, Series P (b)	1,279,598
	Federal National Mortgage Association
1,167,500	7.000%, Series O (a)(b)	16,053,125
520,000	7.750%, Series S (a)(b)	4,290,000
500,000	6.750%, Series Q (b)	3,675,000

		46,403,901

	OIL & NATURAL GAS EXPLORATION — 1.2%
	Chesapeake Energy Corp.
47,200	5.000%	2,973,600
600	5.750% (c)	385,842
100	5.750% (c)	64,124

		3,423,566

	RETAIL DEPARTMENT STORES — 1.1%
	Sears Roebuck Acceptance Corp.
178,106	7.000% (d)(e)	1,672,415
149,931	7.400% (d)(e)	1,407,852

		3,080,267

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $46,545,753)		63,928,754

Principal		Value

	DOMESTIC CORPORATE BONDS — 29.9%

	CAPITAL GOODS — 4.3%
$10,850,000	HC2 Holdings, Inc. 11.000%, 12/01/2019 (c)	$11,039,875
1,000,000	International Wire Group, Inc. 10.750%, 08/01/2021 (c)	964,100

		12,003,975

	CONSUMER SERVICES — 4.8%
13,589,000	Monitronics International, Inc. 9.125%, 04/01/2020	13,487,083

	DIVERSIFIED BANKS — 1.2%
3,247,000	Bank of America Corp. 8.000% (a)(f)	3,358,047

	OIL & GAS DRILLING — 4.6%
14,155,000	Atwood Oceanics, Inc. 6.500%, 02/01/2020	12,784,796

	OIL & NATURAL GAS EXPLORATION — 3.2%
8,856,000	Chesapeake Energy Corp. 6.625%, 08/15/2020	8,796,665

	RETAIL DEPARTMENT STORES — 7.3%
23,738,500	Sears Holdings Corp. 8.000%, 12/15/2019 (d)(e)	20,246,567
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027 (d)(e)	43,700
11,000	6.750%, 01/15/2028 (d)(e)	4,792
40,000	6.500%, 12/01/2028 (d)(e)	17,000
50,000	7.000%, 06/01/2032 (d)(e)	21,410

		20,333,469

	TELECOMMUNICATION SERVICES — 4.5%
13,500,000	Intelsat Jackson Holdings S.A. 7.250%, 10/15/2020	12,555,000

TOTAL DOMESTIC CORPORATE BONDS (COST $80,611,802)		83,319,035

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

Principal		Value

	FOREIGN CORPORATE BONDS — 14.9%

	CANADA — 14.9%

	METALS & MINING — 14.9%
$43,625,000	Imperial Metals Corp. 7.000%, 03/15/2019 (c)	$41,443,750

TOTAL FOREIGN CORPORATE BONDS (COST $41,847,775)		41,443,750

	MUNICIPAL BONDS — 1.9%

	WISCONSIN — 1.9%
5,250,000	Public Finance Authority, Industrial Improvements, Refunding Revenue, Taxable Pass Through, Natgasoline LLC 10.000%, 06/30/2021 (c)	5,307,225

TOTAL MUNICIPAL BONDS (COST $5,225,839)		5,307,225

	COMMERCIAL PAPER — 18.5%

	AUTOMOTIVE RETAIL — 3.9%
11,000,000	AutoNation, Inc. 1.200%, 03/01/2017 (c)(g)	10,999,629

	FOOD PRODUCTS — 2.5%
7,000,000	Kraft Heinz Co. 1.000%, 03/13/2017 (c)(g)	6,996,903

	HOME FURNISHINGS — 2.8%
8,000,000	Mohawk Industries, Inc. 0.870%, 03/13/2017 (c)(g)	7,997,241

	HOUSEHOLD PRODUCTS — 2.9%
8,000,000	Newell Rubbermaid, Inc. 1.060%, 03/02/2017 (c)(g)	7,999,459

	LODGING — 2.9%
8,000,000	Wyndham Worldwide Co. 1.150%, 03/06/2017 (c)(g)	7,998,375

Principal		Value

	COMMERCIAL PAPER — 18.5%

	OIL & NATURAL GAS EXPLORATION — 2.5%
$7,000,000	Canadian Natural Resources Ltd. 1.140%, 03/07/2017 (c)(g)	$6,998,476

	WIRELESS TELECOMMUNICATION SERVICES — 1.0%
2,711,000	Bell Canada 0.900%, 03/03/2017 (c)(g)	2,710,793

TOTAL COMMERCIAL PAPER (COST $51,703,367)		51,700,876

	U.S. GOVERNMENT OBLIGATIONS — 1.8%
2,000,000	U.S. Treasury Bills 0.611%, 10/12/2017 (g)	1,991,178
3,000,000	U.S. Treasury Notes 0.500%, 04/30/2017	3,000,096

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,992,000)		4,991,274

Shares

	MONEY MARKET FUNDS — 2.7%
7,597,216	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.40% (h)	7,597,216

TOTAL MONEY MARKET FUNDS (COST $7,597,216)		7,597,216

TOTAL INVESTMENTS — 98.9% (COST $253,021,303)		275,722,778
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%	3,127,691

NET ASSETS — 100.0%		$278,850,469

(a)	Variable rate security. Rates shown are the effective rates as of February 28, 2017.
(b)	Non-income producing security.
(c)

Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $110,905,792, which represents 39.77% of The Income Fund’s net assets.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

(d)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $23,413,736, which represents 8.40% of The Income Fund’s net assets. Information related to these securities is as follows:

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	02/28/2017 Carrying Value Per Unit
$23,738,500	Sears Holdings Corp., 8.000%	08/17/2015-08/27/2015	$22,367,064	$85.29
178,106	Sears Roebuck Acceptance Corp., 7.000%Preferred Stock	08/18/2015-08/28/2015	$2,550,795	$9.39
149,931	Sears Roebuck Acceptance Corp., 7.400%Preferred Stock	08/18/2015-08/26/2015	$2,150,510	$9.39
$95,000	Sears Roebuck Acceptance Corp., 7.500%	08/27/2015	$55,613	$46.00
$11,000	Sears Roebuck Acceptance Corp., 6.750%	08/27/2015	$6,435	$43.56
$40,000	Sears Roebuck Acceptance Corp., 6.500%	08/27/2015	$23,140	$42.50
$50,000	Sears Roebuck Acceptance Corp., 7.000%	08/27/2015	$28,775	$42.82

(e)	Security is deemed an illiquid security under Rule 144.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of February 28, 2017.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2017 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 28.5%

	REAL ESTATE INVESTMENT TRUSTS — 20.3%
974,050	Seritage Growth Properties	$45,273,844

	RETAIL DEPARTMENT STORES — 6.2%
1,793,900	Sears Holdings Corp. (a)(b)(c)	13,741,274

	RETAILER — 2.0%
240,000	Lands’ End, Inc. (c)	4,452,000

TOTAL DOMESTIC EQUITY SECURITIES (COST $110,030,625)		63,467,118

	FOREIGN EQUITY SECURITIES — 6.8%

	CANADA — 6.8%

	METALS & MINING — 5.6%
2,623,506	Imperial Metals Corp. (c)	12,582,241

	RETAIL DEPARTMENT STORES — 1.2%
1,938,443	Sears Canada, Inc. (c)	2,616,898

TOTAL FOREIGN EQUITY SECURITIES (COST $36,609,754)		15,199,139

	DOMESTIC PREFERRED EQUITY SECURITIES — 30.0%

	MORTGAGE FINANCE — 30.0%
4,033,100	Federal Home Loan Mortgage Corp. 7.875%, Series Z (c)(d)	31,458,180
4,301,200	Federal National Mortgage Association 7.750%, Series S (c)(d)	35,484,900

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		66,943,080

Shares		Value

	WARRANTS — 0.7%

	RETAIL DEPARTMENT STORES — 0.7%
474,266	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(e)	$1,451,253

TOTAL WARRANTS (COST $3,323,528)		1,451,253

Principal

	DOMESTIC CORPORATE BONDS — 21.2%

	CAPITAL GOODS — 4.1%
$ 9,000,000	HC2 Holdings, Inc. 11.000%, 12/01/2019 (f)	9,157,500

	CONSUMER SERVICES — 5.8%
13,000,000	Monitronics International, Inc. 9.125%, 04/01/2020	12,902,500

	OIL & GAS DRILLING — 4.9%
12,050,000	Atwood Oceanics, Inc. 6.500%, 02/01/2020	10,883,560

	TELECOMMUNICATION SERVICES — 6.4%
15,500,000	Intelsat Jackson Holdings S.A. 7.250%, 10/15/2020	14,415,000

TOTAL DOMESTIC CORPORATE BONDS (COST $43,621,956)		47,358,560

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 9.0%

	AUTOMOTIVE RETAIL — 4.0%
	AutoNation, Inc.
$4,000,000	1.200%, 03/03/2017 (f)(g)	$3,999,594
5,000,000	1.200%, 03/07/2017 (f)(g)	4,998,814

		8,998,408

	FOOD PRODUCTS — 3.2%
7,000,000	Kraft Heinz Co. 1.000%, 03/07/2017 (f)(g)	6,998,339

	LODGING — 1.8%
4,000,000	Wyndham Worldwide Co. 1.150%, 03/06/2017 (f)(g)	3,999,187

TOTAL COMMERCIAL PAPER (COST $19,996,927)		19,995,934

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$5,000,000	U.S. Treasury Bills 0.646%, 08/24/2017 (g)

		$4,982,935

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,984,466)		4,982,935

Shares

	MONEY MARKET FUNDS — 1.3%
2,793,973	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.40% (h)	2,793,973

TOTAL MONEY MARKET FUNDS (COST $2,793,973)		2,793,973

TOTAL INVESTMENTS — 99.7% (COST $258,660,823)		222,191,992

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	739,137

NET ASSETS — 100.0%		$222,931,129

(a)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $15,192,527, which represents 6.81% of The Allocation Fund’s net assets. Information related to these securities is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2017 Carrying Value Per Unit
1,793,900	Sears Holdings Corp.	08/19/2011-12/11/2014	$65,137,769	$7.66
474,266	Sears Holdings Corp., Warrants, Vested, Strike Price $25.686, Expire 12/15/2019	11/17/2014-11/24/2014	$3,323,528	$3.06

(b)	Security is deemed an illiquid security under Rule 144.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the effective rates as of February 28, 2017.
(e)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.
(f)	Restricted security as defined in Rule 144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $29,153,434, which represents 13.08% of The Allocation Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of February 28, 2017.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2017 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 28, 2017, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2017, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Funds and other investment entities managed by the Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Company’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of February 28, 2017, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/17
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$2,369,110	$111,052,941	$113,422,051
Other Industries*	531,116,542	—	531,116,542
Foreign Equity Securities*	47,906,792	—	47,906,792
Domestic Preferred Equity Securities
Mortgage Finance	1,038,020,467	—	1,038,020,467
Retail Department Stores	—	144,653	144,653
Warrants*	—	680,296	680,296
Domestic Corporate Bonds*	—	399,794,958	399,794,958
Foreign Corporate Bonds*	—	148,941,000	148,941,000
Commercial Paper*	—	363,487,159	363,487,159
U.S. Government Obligations	—	50,001,600	50,001,600
Money Market Funds	15,019,843	—	15,019,843

TOTAL INVESTMENTS	$1,634,432,754	$1,074,102,607	$2,708,535,361

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$17,434,648	$—	$17,434,648
Domestic Preferred Equity Securities
Consumer Finance	11,021,020	—	11,021,020
Mortgage Finance	46,403,901	—	46,403,901
Oil & Natural Gas Exploration	2,973,600	449,966	3,423,566
Retail Department Stores	—	3,080,267	3,080,267
Domestic Corporate Bonds*	—	83,319,035	83,319,035
Foreign Corporate Bonds*	—	41,443,750	41,443,750
Municipal Bonds*	—	5,307,225	5,307,225
Commercial Paper*	—	51,700,876	51,700,876
U.S. Government Obligations	—	4,991,274	4,991,274
Money Market Funds	7,597,216	—	7,597,216

TOTAL INVESTMENTS	$85,430,385	$190,292,393	$275,722,778

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/17
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$—	$13,741,274	$13,741,274
Other Industries*	49,725,844	—	49,725,844
Foreign Equity Securities*	15,199,139	—	15,199,139
Domestic Preferred Equity Securities*	66,943,080	—	66,943,080
Warrants*	—	1,451,253	1,451,253
Domestic Corporate Bonds*	—	47,358,560	47,358,560
Commercial Paper*	—	19,995,934	19,995,934
U.S. Government Obligations	—	4,982,935	4,982,935
Money Market Funds	2,793,973	—	2,793,973

TOTAL INVESTMENTS	$134,662,036	$87,529,956	$222,191,992

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Funds had no transfers between Level 1 and Level 2 during the period ended February 28, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 28, 2017, or November 30, 2016.

Warrants: The Funds’ investments in warrants as of February 28, 2017, are presented within the Schedule of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the period ended February 28, 2017, had an average monthly market value of approximately $696,970 and $1,486,823, respectively.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2017 (unaudited)

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at February 28, 2017, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
The Fairholme Fund	$3,435,754,629	$437,075,607	$(1,164,294,875)	$(727,219,268)
The Income Fund	253,139,049	29,101,308	(6,517,579)	22,583,729
The Allocation Fund	258,967,532	38,553,854	(75,329,394)	(36,775,540)

The difference between book basis and tax basis for The Fairholme Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s net unrealized depreciation is attributable to capitalized cost.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of February 28, 2017, amounted to $973,260,607 representing 35.56% of the Fairholme Fund’s net assets.

Transactions in the Fairholme Fund during the period ended February 28, 2017, in which the issuer was an affiliate are as follows:

	November 30, 2016	Gross Additions	Gross Deductions	February 28, 2017
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
Imperial Metals Corp.	7,152,813	—	—	7,152,813	$34,304,635	$—	$—
Lands’ End, Inc.	2,415,527	—	—	2,415,527	44,808,026	—	—
Sears Holdings Corp.	14,497,773	—	—	14,497,773	111,052,941	—	—
Sears Canada, Inc.	10,075,672	—	—	10,075,672	13,602,157	—	—
Seritage Growth Properties	2,084,600	140,000	—	2,224,600	103,399,408	—	521,150
The St. Joe Co.	23,136,502	—	—	23,136,502	382,909,108	—	—
Sears Roebuck Acceptance Corp. 7.400%	15,405	—	—	15,405	144,653	—	7,125
Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	222,319	—	—	222,319	680,296	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$156,780,000	$—	$—	$156,780,000	148,941,000	—	3,373,593
Sears Holdings Corp. 6.625%, 10/15/2018	$7,715,000	$—	$—	$7,715,000	7,161,063	—	123,038
Sears Holdings Corp. 8.000%, 12/15/2019	$143,408,000	$—	$—	$143,408,000	122,312,683	—	2,758,146
Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017	$823,000	$—	$—	$823,000	777,077	—	17,207
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$6,886,000	$—	$—	$6,886,000	3,167,560	—	147,374

Total					$973,260,607	$—	$6,947,632

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	April 28, 2017

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	April 28, 2017

* Print the name and title of each signing officer under his or her signature.